Summary of Significant Accounting Policies - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Total Assets	¥ 1,962,287	¥ 427,291
Total Liabilities	215,770
Available-for-sale Securities
Assets
Total Assets	3,377
Wealth Management Products
Assets
Total Assets	1,958,910
Financial guarantee derivative liabilities
Assets
Total Liabilities	215,770
Level 2 Inputs
Assets
Total Assets	1,958,910	260,000
Level 2 Inputs | Wealth Management Products
Assets
Total Assets	1,958,910
Level 3 Inputs
Assets
Total Assets	3,377	167,291
Total Liabilities	215,770
Level 3 Inputs | Available-for-sale Securities
Assets
Total Assets	3,377
Level 3 Inputs | Financial guarantee derivative liabilities
Assets
Total Liabilities	¥ 215,770
Money Market Fund
Assets
Total Assets		260,000
Money Market Fund | Level 2 Inputs
Assets
Total Assets		260,000
Financial guarantee derivative
Assets
Total Assets		167,291
Financial guarantee derivative | Level 3 Inputs
Assets
Total Assets		¥ 167,291